JPMorgan US Large Cap Core Plus Fund Expense Example - R2 R5 R6 Shares [Member] - JPMorgan US Large Cap Core Plus Fund	Jun. 30, 2026 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 204
Expense Example, with Redemption, 3 Years	655
Expense Example, with Redemption, 5 Years	1,133
Expense Example, with Redemption, 10 Years	2,453
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	139
Expense Example, with Redemption, 3 Years	455
Expense Example, with Redemption, 5 Years	793
Expense Example, with Redemption, 10 Years	1,749
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	130
Expense Example, with Redemption, 3 Years	427
Expense Example, with Redemption, 5 Years	746
Expense Example, with Redemption, 10 Years	$ 1,649